BETTER 10Q - UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net interest income (expense)
Interest income	$ 8,860	$ 17,941	$ 26,714	$ 89,627
Warehouse interest expense	(6,786)	(11,937)	(17,059)	(69,929)
Net interest income (expense)	2,074	6,004	9,655	19,698
Total net revenues	51,120	347,795	382,976	1,241,670
Expenses:
General and administrative expenses	54,203	114,794	194,565	231,220
Marketing and advertising expenses	11,994	49,853	69,021	248,895
Technology and product development expenses	45,907	70,940	124,912	144,490
Restructuring and impairment expenses (see Note 4)	11,119	166,709	247,693	17,048
Total expenses	183,890	903,661	1,253,806	1,481,346
Income (loss) from operations	(132,770)	(555,866)	(870,830)	(239,676)
Interest and other income (expense), net
Other income (expense)	4,210	115	3,741	0
Change in fair value of warrants	266	20,411	28,901	(32,790)
Change in fair value of bifurcated derivative	1,064	277,777	236,603	0
Total interest and other expense, net	(758)	158,116	(16,872)	(63,835)
Loss before income tax expense	(133,528)	(397,750)	(887,702)	(303,511)
Income tax expense	1,880	1,502	1,100	(2,383)
Net income (loss)	(135,408)	(399,252)	(888,802)	(301,128)
Other comprehensive loss:
Other comprehensive loss— foreign currency translation adjustment, net of tax	(309)	(609)	(1,318)	35
Comprehensive loss	$ (135,717)	$ (399,861)	$ (890,120)	$ (301,093)
Per share data:
Basic net income (loss) per share	$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share	$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Weighted average common shares outstanding - Basic (in shares)	97,444,291	94,402,682	95,303,684	86,984,646
Diluted weighted average shares outstanding	97,444,291	94,402,682	95,303,684	86,984,646
Non-Funding Debt
Interest and other income (expense), net
Interest expense on debt	$ (6,298)	$ (6,773)	$ (13,450)	$ (11,834)
Pre-Closing Bridge Notes
Interest and other income (expense), net
Interest expense on debt	0	(133,414)	(272,667)	(19,211)
Mortgage platform revenue, net
Revenues:
Revenues	40,720	95,499	105,658	1,088,223
Expenses:
Expenses	51,643	237,370	327,815	700,113
Cash offer program revenue
Revenues:
Revenues	304	216,357	228,721	39,361
Expenses:
Expenses	398	217,696	230,144	39,505
Other platform revenue
Revenues:
Revenues	8,022	29,935	38,942	94,388
Expenses:
Expenses	$ 8,626	$ 46,299	$ 59,656	$ 100,075